OTHER LONG-TERM LIABILITY	12 Months Ended
Sep. 30, 2021
OTHER LONG-TERM LIABILITY
OTHER LONG-TERM LIABILITY

14.         OTHER LONG-TERM LIABILITY

In fiscal year 2019, the Company didn't receive government subsidies. In fiscal year 2020, the Company received government subsidies from the local PRC government for equipment projects of RMB3.00 million. In fiscal year 2021, the Company didn't receive government subsidies from the local PRC government for equipment projects. The non-current portion of such government subsidies are recorded as long-term liability, which will be amortized over the estimated useful lives related to the plant and equipment and land use right. The increase in deferred government subsidies was due to reclassification from other payable account.